Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,552,158)	$ (802,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	201,084	165,415
Amortization of intangible assets	544,666	537,367
Amortization of right of use assets- operating leases	721,400	421,485
Amortization of right of use assets- finance leases	51,035	56,246
Amortization of debt discount and debt issuance cost	482,780
Provision for (recovery from) credit loss and doubtful accounts	213,418	(203,270)
Loss from disposal of a finance lease	6,054
Deferred taxes benefit	(473,951)	(359,472)
Change in fair value of contingent consideration for acquisition	(78,906)	(270,615)
Change in fair value of investment in convertible notes	82,796
Change in fair value of derivative asset and derivative liabilities	(1,135,647)
Stock based compensation	100,000
Change in operating assets and liabilities
Accounts receivables	11,648,107	5,902,561
Inventories	(4,169,004)	(1,552,924)
Indefinite-lived intangible assets	(617,095)	(5,030,276)
Other receivable and other current assets	(50,967)	(381,235)
Amount due from related parties	378,639
Prepayments	(1,477,487)	(3,593,582)
Prepayments, a related party	(2,000,000)
Accounts payable	(4,457,720)	3,047,728
Accounts payable, a related party	(608,927)	(311,011)
Contract liabilities	1,106,392	1,555,495
Other payables and accrued liabilities	1,448,258	(946,978)
Operating Lease Liabilities	(756,976)	(426,338)
Income tax payables	(437,953)	2,666
Net cash used in operating activities	(4,832,162)	(2,189,180)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(407,944)	(76,681)
Cash paid in business combinations, net of cash acquired	(14,325,429)
Loan to third party	(350,184)
Repayment from third party	49,891
Cash paid in connction with long term investment payable	(2,500,000)
Net cash used in investing activities	(17,533,666)	(76,681)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from share subscription	2,500,000
Proceeds from bank loans	51,417,346	13,798,964
Repayments to bank loans	(11,226,627)	(8,485,654)
Advances proceeds related to convertible notes		4,012,500
Proceeds from convertible notes	4,887,000
Payments of debt issuance cost	(763,297)
Repayments to related parties	(513,044)	(72,399)
Principal payments of finance lease liabilities	(28,355)	(32,324)
Cash paid in acquiring additional controlling interest in subsidiaries	(24,806,735)
Payments of deferred merger costs		(693,070)
Net cash provided by financing activities	21,466,288	8,528,017
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	(695,184)	(291,173)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	(1,594,724)	5,970,983
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, beginning of period	21,378,715	4,333,737
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, end of period	19,783,991	10,304,720
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	444,832	349,028
Interest paid	414,716	359,624
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Right-of-use assets in exchange for operating lease liabilities	1,618,303	177,704
Disposal of finance lease right-of -use asset	44,627
Recognition of non-controlling interest from acquisition of subsidiaries	27,070,012
Recognition of derivative liability from convertible notes’ conversion feature	1,794,000
Issuance of ordinary shares upon conversion of convertible notes	227,880
Cash and cash equivalents	16,645,803	7,727,167
Restricted cash	3,138,188	2,577,553
Total cash and cash equivalents, and restricted cash	$ 19,783,991	$ 10,304,720